As filed with the Securities and Exchange Commission on May 25, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 North Nebraska Avenue, Tampa, FL  33604
(Address of principal executive offices) (Zip code)

Mitch York
5502 North Nebraska Avenue, Tampa, FL  33604
(Name and address of agent for service)

813-238-4800
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2011

Date of reporting period:  03/31/2011

Item 1. Schedule of Investments.

The CORE Fund
Schedule of Investments
March 31, 2011 (Unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS - 3.62%
Pennsylvania - 3.62%
Pennsylvania State Higher Education Assistance Agency
0.261%, 05/01/2046 (a)(b)(c)	$4,200,000	$4,200,000
Pennsylvania State Higher Education Assistance Agency
1.559%, 06/01/2047 (a)(b)(c)	4,075,000	4,075,000
TOTAL MUNICIPAL BONDS (Cost $8,275,000)		8,275,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 84.24%
FFCB - 1.31%
0.55%, 06/13/2012	3,000,000	3,000,156
		3,000,156

FHLB - 16.94%
0.559%, 06/11/2015 (a)	2,000,000	2,012,974
1.303%, 04/15/2025 (a)	10,000,000	10,003,150
2.35%, 11/20/2014	3,750,000	3,762,187
3.45%, 04/11/2016	2,000,000	2,037,890
4.805%, 08/20/2015	428,469	459,251
5.25%, 09/15/2017	670,940	711,644
5.25%, 12/11/2020 (b)	10,000,000	11,304,000
5.75%, 06/12/2026 (b)	7,000,000	8,418,900
		38,709,996

FHLMC - 30.29%
1.017%, 03/30/2015 (a)	5,000,000	5,030,000
0.29%, 01/10/2013 (a)	10,000,000	10,014,620
0.30%, 01/24/2013 (a)	20,000,000	20,021,860
1.15%, 09/03/2013 (b)	5,000,000	5,000,000
2.00%, 09/07/2017 (b)	1,500,000	1,505,250
5.297%, 11/16/2023	1,000,000	1,027,033
5.68%, 02/03/2027 (b)	2,000,000	2,233,800
Pool E01489, 4.50%, 11/01/2018	906,022	955,386
Pool 1B1691, 2.754%, 05/01/2034 (a)	636,056	662,489
Pool 781955, 2.509%, 05/01/2034 (a)	294,593	309,929
Pool G12402, 5.00%, 11/01/2021	1,033,967	1,103,511
Pool C90779, 5.00%, 01/01/2024	476,400	509,231
Pool G30284, 5.00%, 02/01/2026	704,082	749,787
Pool G12785, 5.50%, 08/01/2017	412,475	446,803
Pool G13161, 5.50%, 05/01/2023	434,990	470,648
Pool G11759, 5.50%, 12/01/2018	496,873	538,225
Pool 847661, 5.914%, 12/01/2036 (a)	727,185	786,730
Pool 1G2084, 5.685%, 08/01/2037 (a)	545,768	585,906
Pool 1N1628, 5.704%, 06/01/2037 (a)	691,781	743,026
Pool C91000, 6.00%, 11/01/2026	1,219,912	1,333,897
Pool D97199, 6.00%, 02/01/2027	1,086,806	1,182,051
Pool G30360, 6.00%, 10/01/2027	963,227	1,047,642
Series 3726, 2.00%, 08/15/2020	4,332,298	4,357,800
Series 2776, 4.00%, 01/15/2034	560,306	586,860
Series 3070, 4.50%, 10/15/2018	472,127	483,945
Series 2827, 4.50%, 01/15/2023	1,000,000	1,058,903
Series 3499, 4.50%, 08/15/2036	1,389,223	1,467,365
Series 2542, 5.00%, 12/15/2017	760,146	811,828
Series 3128, 5.00%, 10/15/2027	1,358,314	1,378,529
Series 3187, 5.00%, 02/15/2032	389,230	397,394
Series 2941, 5.00%, 05/15/2033	1,000,000	1,070,814
Series 3414, 5.00%, 12/15/2036	800,114	846,610
Series 3349, 6.00%, 09/15/2036	478,764	527,183
		69,245,055

	Principal	Fair
	Amount	Value
FNMA - 32.66%
0.84%, 03/08/2013	$7,000,000	$6,993,525
2.00%, 03/14/2014	9,000,000	9,043,668
2.00%, 04/20/2020	2,000,000	2,001,798
3.00%, 01/19/2016	5,000,000	5,031,345
3.38%, 11/04/2016	1,500,000	1,504,004
3.80%, 03/01/2016	3,000,000	3,039,036
5.45%, 10/18/2021 (b)	7,250,000	8,230,925
5.953%, 06/21/2027	3,000,000	3,034,149
6.00%, 04/18/2036 (b)	8,150,000	9,228,979
Pool 802854, 2.447%, 12/01/2034 (a)	443,486	465,419
Pool 851297, 2.583%, 09/01/2035 (a)	444,823	459,665
Pool 826046, 2.55%, 07/01/2035 (a)	638,294	670,533
Pool 254720, 4.50%, 05/01/2018	819,757	868,279
Pool 725647, 4.50%, 07/01/2019	746,804	789,608
Pool 255547, 4.50%, 01/01/2020	721,063	762,390
Pool 745392, 4.50%, 12/01/2020	814,537	861,223
Pool 735529, 2.448%, 08/01/2034 (a)	501,711	526,292
Pool 254510, 5.00%, 11/01/2017	569,227	609,558
Pool 254631, 5.00%, 02/01/2018	292,736	313,477
Pool 555545, 5.00%, 06/01/2018	389,478	417,073
Pool 357413, 5.00%, 07/01/2018	845,932	905,868
Pool 254985, 5.00%, 11/01/2023	530,393	565,735
Pool 257163, 5.00%, 04/01/2028	869,093	918,714
Pool 843024, 2.032%, 09/01/2035 (a)	414,515	432,633
Pool 254192, 5.50%, 02/01/2022	509,137	555,248
Pool 255182, 5.50%, 04/01/2024	523,871	570,531
Pool 257164, 5.50%, 04/01/2028	876,405	940,444
Pool 257239, 5.50%, 06/01/2028	943,958	1,012,932
Pool AA3303, 5.50%, 06/01/2038	847,048	906,835
Pool 889634, 6.00%, 02/01/2023	878,473	960,693
Pool 256752, 6.00%, 06/01/2027	1,092,719	1,189,848
Pool 256962, 6.00%, 11/01/2027	1,095,144	1,192,489
Pool 256651, 6.00%, 03/01/2037	382,647	413,789
Pool 941676, 6.00%, 05/01/2037	670,478	725,047
Pool 256890, 6.00%, 09/01/2037	367,443	397,349
Pool 256946, 6.50%, 10/01/2027	795,229	892,878
Series 2010-116, 2.00%, 08/25/2020 (b)	2,539,822	2,565,220
Series 2008-51, 4.50%, 11/25/2022	848,961	893,986
Series 2004-28, 4.50%, 01/25/2034	716,315	757,379
Series 2009-3, 5.00%, 01/25/2049	734,616	783,157
Series 2007-B2, 5.50%, 12/25/2020	71,205	75,318
Series 2007-42, 5.50%, 01/25/2036	870,200	930,219
Series 2006-126, 5.50%, 04/25/2036	334,075	361,164
Series 2001-64, 6.00%, 11/25/2016	797,937	857,040
		74,655,462
GNMA - 3.04%
Series 2008-6, 4.25%, 09/20/2037	1,258,878	1,319,244
Series 2010-113, 2.50%, 02/16/2040	1,343,793	1,339,938
Series 2010-14, 4.50%, 02/16/2040	1,184,651	1,265,288
Pool 80701, 3.375%, 06/20/2033 (a)	143,457	149,234
Pool 80825, 2.50%, 02/20/2034 (a)	124,389	129,891
Pool 80965, 2.625%, 07/20/2034 (a)	328,853	339,657
Pool 686743, 5.50%, 05/20/2038	1,350,911	1,462,221
Pool 82212, 5.00%, 11/20/2038 (a)	905,368	950,994
		6,956,467

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $189,764,301)		192,567,136

	Principal	Fair
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 12.08%
Money Market Funds - 12.08%
Dreyfus Cash Management Fund, 0.11% (d)	6,002,007	$6,002,007
Dreyfus Institutional Reserves Money Fund, 0.18% (d)	6,085,729	6,085,729
Federated Prime Management Obligations Fund, 0.21% (d)	3,014,647	3,014,647
Federated Prime Obligations Fund, 0.16% (d)	6,798,996	6,798,996
Federated Prime Value Obligations Fund, 0.21% (d)	5,707,970	5,707,970
TOTAL SHORT TERM INVESTMENTS (Cost $27,609,349)		27,609,349

Total Investments (Cost $225,648,650) - 99.94%		228,451,485
Other Assets in Excess of Liabilities, Net - 0.06%		147,080
TOTAL NET ASSETS - 100.00%		$228,598,565

Footnotes
The following information for the Funds is presented on an income tax basis as of March 31, 2011*:
	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
	Investments	Appreciation	Depreciation	Gain/(Loss)
	225,648,650	3,188,599	(385,764)	2,802,835

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2011.
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the
Adviser and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at March 31, 2011 is $56,762,074 which represents 24.83% of total net assets.
(c)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of March 31, 2011 the value of these investments was $8,275,000 or 3.62% of total net assets.
(d)	The rate listed is the fund's 7-day yield as of March 31, 2011.

THE CORE FUND
SCHEDULE OF SHORT FUTURES CONTRACTS
MARCH 31, 2011 (Unaudited)

Number		Unrealized
of Contracts		Depreciation

600	U.S. Treasury 10-Year Note Futures Contract
	Expiring June 2011 (Underlying Face Amount at Fair Value $71,418,750)	$185,875

As of March 31, 2011, margin deposits of $1,080,381 have been pledged in connection with the open short futures contracts, a portion of which represents the required initial margin deposit on open short futures contracts.

Summary of Fair Value Exposure at March 31, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Fund has performed an analysis of all existing investments to determine that significance and character of all inputs to their fair value determination.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than the quoted prices included in Level I that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund's assets and liabilities measured at fair value as of
March 31, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Government & Agency Obligations	$—	$144,080,062	$48,487,074	$192,567,136
Municipal Bonds	—	—	8,275,000	8,275,000
Total Fixed Income	—	144,080,062	56,762,074	200,842,136

Short-Term Investments	27,609,349	—	—	27,609,349

Total	$27,609,349	$144,080,062	$56,762,074	$228,451,485

Other Financial Instruments*	$185,875	$—	$—	$185,875

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Level 2 Reconciliation Disclosure	U.S. Government &
The following amounts were transfers in/(out) of Level 2 assets:	Agency Obligations

Transfers into Level 2 from Level 3	$711,644

Transfers were made into Level 2 because securities were being manually priced utilizing the Advisor's model and now are being priced by independent third party service provider using observable inputs.

Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Municipal Bonds	U.S. Government & Agency Obligations	Total Investments in Securities
Balance as of December 31, 2010	$8,500,000	$42,845,066	$51,345,066
Accretion/(Amortization)	—	(102,220)	(102,220)
Realized gain (loss)	—	(1,738)	(1,738)
Change in unrealized appreciation (depreciation)	—	284,733	284,733
Net purchase (sales)	(225,000)	(332,373)	(557,373)
Transfers out of Level 3	—	(711,644)	(711,644)
Transfers into Level 3	—	6,505,250	6,505,250
Balance as of March 31, 2011	$8,275,000	$48,487,074	$56,762,074

Change in unrealized appreciation (depreciation) during the year of Level 3 investments
held at March 31, 2011.			$310,129

Derivatives
The Advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as futures), and options on futures contracts, to hedge the portfolio from interest rate risk. The Adviser uses instruments to extend the Fund's duration when interest rates are expected to decline or reduce the Fund's duration when interest rates are expected to rise. The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund's NAV.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging
("ASC 815"). ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.)
is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in purchased options contracts for the period ended March 31, 2011, are as follows:
		Contracts
Outstanding at December 31, 2010		100
Options opened		600
Options closed		(50)
Options expired		(650)
Outstanding at March 31, 2011		—

Transactions in written options contracts for the period ended March 31, 2011, are as follows:
		Contracts
Outstanding at December 31, 2010		—
Options opened		750
Options closed		(405)
Options expired		(345)
Outstanding at March 31, 2011		—

Transactions in short future contracts for the period ended March 31, 2011, are as follows:
		Contracts
Outstanding at December 31, 2010		380
Futures opened		820
Futures closed		(600)
Outstanding at March 31, 2011		600

Values of Derivative Instruments as of March 31, 2011:

	Assets
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Interest Rate Contracts*	Variation Margin	$56,250	Investments, at fair value; Net Assets - unrealized appreciation on futures contracts	$185,875
Total		$56,250		$185,875
*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Short Futures Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    WY Funds

By (Signature and Title)    /s/ Mitchell York
Mitchell York, President/Principal Executive Officer

Date    May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Mitchell York
Mitchell York, President/Principal Executive Officer

Date    May 25, 2011

By (Signature and Title)    /s/ M. Brent Wertz
M. Brent Wertz, Treasurer/Principal Financial Officer

Date    May 25, 2011

* Print the name and title of each signing officer under his or her signature.